Intangible asset - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Cost
Beginning Balance	$ 21,388
Ending Balance	15,009	$ 21,388
Net carrying amounts
Intangible assets	15,009	21,388
Cost
Cost
Beginning Balance	37,113	37,074
Additions	2,832	39
Ending Balance	39,945	37,113
Net carrying amounts
Intangible assets	39,945	37,113
Cost | Commercialization rights- Trogarzo® North America
Cost
Beginning Balance	11,972	11,972
Additions	2,832
Ending Balance	14,804	11,972
Net carrying amounts
Intangible assets	14,804	11,972
Cost | Commercialization rights- Trogarzo® European Territory
Cost
Beginning Balance	7,612	7,612
Ending Balance	7,612	7,612
Net carrying amounts
Intangible assets	7,612	7,612
Cost | Commercialization rights – EGRIFTA SV®
Cost
Beginning Balance	14,041	14,041
Ending Balance	14,041	14,041
Net carrying amounts
Intangible assets	14,041	14,041
Cost | Oncology Platform
Cost
Beginning Balance	3,488	3,449
Additions		39
Ending Balance	3,488	3,488
Net carrying amounts
Intangible assets	3,488	3,488
Accumulated amortization
Accumulated amortization
Beginning balance	15,725	12,545
Amortization	9,211	3,180
Ending Balance	24,936	15,725
Accumulated amortization | Commercialization rights- Trogarzo® North America
Accumulated amortization
Beginning balance	3,267	2,213
Amortization	1,087	1,054
Ending Balance	4,354	3,267
Accumulated amortization | Commercialization rights- Trogarzo® European Territory
Accumulated amortization
Beginning balance	999	384
Amortization	6,613	615
Ending Balance	7,612	999
Accumulated amortization | Commercialization rights – EGRIFTA SV®
Accumulated amortization
Beginning balance	11,459	9,948
Amortization	1,511	1,511
Ending Balance	12,970	11,459
Net Carrying Amount [Member]
Cost
Beginning Balance	21,388
Ending Balance	15,009	21,388
Net carrying amounts
Intangible assets	15,009	21,388
Net Carrying Amount [Member] | Commercialization rights- Trogarzo® North America
Cost
Beginning Balance	8,705
Ending Balance	10,450	8,705
Net carrying amounts
Intangible assets	10,450	8,705
Net Carrying Amount [Member] | Commercialization rights- Trogarzo® European Territory
Cost
Beginning Balance	6,613
Ending Balance		6,613
Net carrying amounts
Intangible assets		6,613
Net Carrying Amount [Member] | Commercialization rights – EGRIFTA SV®
Cost
Beginning Balance	2,582
Ending Balance	1,071	2,582
Net carrying amounts
Intangible assets	1,071	2,582
Net Carrying Amount [Member] | Oncology Platform
Cost
Beginning Balance	3,488
Ending Balance	3,488	3,488
Net carrying amounts
Intangible assets	$ 3,488	$ 3,488